UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-3189

Name of Fund:  BlackRock Summit Cash Reserves Fund of
               Financial Institutions Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Summit Cash Reserves Fund of Financial Institutions Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments


BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust

Schedule of Investments as of February 28, 2007                                                                    (in Thousands)

                                                                         Face        Interest         Maturity
Issue                                                                   Amount        Rate*             Date             Value
Certificate of Deposit - 7.6%

Citibank, NA                                                       $       700         5.295 %         3/07/2007       $      700

Wells Fargo Bank, NA                                                     3,500         5.30 (a)        9/05/2007            3,500

Total Certificate of Deposit (Cost - $4,200)                                                                                4,200


Certificates of Deposit - European - 6.3%

Societe Generale, London                                                 3,500         5.405           3/21/2007            3,500

Total Certificates of Deposit - European (Cost - $3,500)                                                                    3,500


Certificates of Deposit - Yankee - 7.6%

Bank Nationale de Paris                                                    725         5.345           7/30/2007              725
Calyon, New York Branch                                                  3,500         5.298 (a)       3/12/2007            3,500

Total Certificates of Deposit - Yankee (Cost - $4,225)                                                                      4,225


Commercial Paper - 49.1%

Beethoven Funding Corp.                                                  1,000         5.26            3/23/2007              997

Beta Finance Inc.                                                          700         5.255           4/18/2007              696

Clipper Receivables Corp.                                                1,740         5.33            3/01/2007            1,740

Cobbler Funding LLC                                                        975         5.25            5/15/2007              964

Countrywide Financial Corp.                                                205         5.27            4/12/2007              204

Erasmus Capital Corp.                                                    1,035         5.26            4/20/2007            1,028

Fountain Square Commercial Funding Corp.                                 1,222         5.25            3/16/2007            1,219

Galaxy Funding Inc.                                                        250         5.24            5/08/2007              248

Gemini Securitization Corp.                                                350         5.255           3/12/2007              349
                                                                           647         5.26            3/19/2007              645

General Electric Capital Corp.                                           1,000         5.19            8/21/2007              975

Greenwich Capital Holdings, Inc.                                         1,300         5.20            8/14/2007            1,269

HBOS Treasury Services Plc                                               1,000         5.25            4/25/2007              992

Hudson-Thames LLC                                                        2,000         5.26            3/20/2007            1,995

Lake Constance Funding LLC                                               1,000         5.25            3/14/2007              998

Links Finance LLC                                                          750         5.25            3/16/2007              748

Nieuw Amsterdam Receivables Corp.                                        1,400         5.27            3/13/2007            1,398
                                                                         1,000         5.26            5/15/2007              989

North Sea Funding LLC                                                    1,000         5.25            3/22/2007              997

Polonius Inc.                                                            1,108         5.26            3/01/2007            1,108

Regency Markets No.1 LLC                                                   404         5.25            4/16/2007              401

Solitaire Funding LLC                                                    1,506         5.245           3/12/2007            1,504

St. George Bank Ltd.                                                       500         5.21            8/07/2007              489

Sydney Capital Corp.                                                       513         5.26            3/21/2007              512

Tango Finance Corp.                                                      1,500         5.25            3/19/2007            1,496

Tulip Funding Corp.                                                        500         5.29            3/01/2007              500

UBS Finance (Delaware) LLC                                                 143         5.245           4/19/2007              142
                                                                           182         5.235           5/04/2007              180

Valcour Bay Capital Co. LLC                                                430         5.31            3/15/2007              429
                                                                           322         5.31            4/13/2007              320
                                                                           600         5.31            5/04/2007              594
                                                                           965         5.29            5/16/2007              954

Total Commercial Paper (Cost - $27,078)                                                                                    27,080



Corporate Notes - 14.9%

Bank of Ireland                                                            700         5.32 (a)        3/19/2008              700

CC (USA) Inc. (Centauri)                                                 3,500         5.298 (a)       3/16/2007            3,500
General Electric Capital Corp.                                           1,000         5.445 (a)      10/17/2007            1,000
Toyota Motor Credit Corp.                                                3,000         5.245 (a)       5/04/2007            3,000

Total Corporate Notes (Cost - $8,200)                                                                                       8,200


Funding Agreements - 3.6%

Genworth Life Insurance Co. (b)                                          2,000         5.40 (a)       10/01/2007            2,000

Total Funding Agreements (Cost - $2,000)                                                                                    2,000


U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 10.8%

Fannie Mae                                                               1,250         4.875           1/11/2008            1,247

Federal Farm Credit Banks                                                  500         5.24 (a)        4/13/2007              500
                                                                         1,000         5.25 (a)       10/05/2007            1,000

Federal Home Loan Bank System                                              500         4.00            6/13/2007              498
                                                                           250         4.25            9/14/2007              249
                                                                           250         4.50           12/14/2007              249

Freddie Mac                                                                202         4.125           4/12/2007              202
                                                                           250         4.45            9/28/2007              249
                                                                         1,000         4.705          10/11/2007              997
                                                                           500         4.725          10/19/2007              498

U.S. Treasury Notes                                                        250         4.375          12/31/2007              249

Total U.S. Government, Agency & Instrumentality Obligations - Non-Discount (Cost - $5,951)                                  5,938

Total Investments (Cost - $55,154**) - 99.9%                                                                               55,143
Other Assets Less Liabilities - 0.1%                                                                                           74
                                                                                                                      -----------
Net Assets - 100.0%                                                                                                   $    55,217
                                                                                                                      ===========


  * Commercial Paper and certain U.S. Government, Agency & Instrumentality
    Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates on variable rate securities and are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at February 28, 2007.

 ** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $        55,154
                                                    ===============
    Gross unrealized appreciation                   $             2
    Gross unrealized depreciation                              (13)
                                                    ---------------
    Net unrealized depreciation                     $          (11)
                                                    ===============


(a) Floating rate security.

(b) Restricted securities as to resale, representing 3.6% of net assets, were as follows:

                               Acquisition
    Issue                          Date           Cost          Value

    Genworth Life
      Insurance Co., 5.40%
      due 10/01/2007            10/03/2005     $   2,000      $   2,000


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Summit Cash Reserves Fund of Financial Institutions Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Summit Cash Reserves Fund of
       Financial Institutions Series Trust


Date:  April 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Summit Cash Reserves Fund of
       Financial Institutions Series Trust


Date:  April 23, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Summit Cash Reserves Fund of
       Financial Institutions Series Trust


Date:  April 23, 2007